Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	HIP CUISINE INC.
Entity Central Index Key	0001654588
Trading Symbol	hipc
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description	This S1 amendment is being filed to address SEC comment letter dated May 30, 2017.